SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 336,257	$ 319,978	$ 293,072
Property and equipment, net (Note 6)	33,080	41,955	45,598
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	175,208	154,175	150,423
Property and equipment, net (Note 6)	12,345	12,687	13,138
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	83,452	85,622	69,091
Property and equipment, net (Note 6)	13,027	20,644	23,488
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	77,597	80,181	73,558
Property and equipment, net (Note 6)	$ 7,708	$ 8,624	$ 8,972